Supplemental Selected Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2015
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Supplemental Selected Quarterly Financial Information (Unaudited)

Supplemental Selected Quarterly Financial Information (Unaudited)

Summarized unaudited quarterly financial data is presented below (in millions, except per unit information):

Crestwood Equity	Quarter Ended
	March 31	June 30	September 30	December 31
2015
Revenues	$731.5	$641.5	$630.7	$629.1
Operating income (loss)(1)	48.5	(248.9)	(588.3)	(1,296.1)
Earnings (loss) from unconsolidated affiliates, net	3.4	5.0	2.8	(72.0)
Net income (loss)	18.1	(296.0)	(623.4)	(1,402.4)
Net income (loss) attributable to partners	8.3	(40.0)	(226.9)	(1,414.5)
Net income (loss) per limited partner unit:
Basic	$0.44	$(2.14)	$(11.78)	$(20.77)
Diluted	$0.44	$(2.14)	$(11.76)	$(20.77)
2014
Revenues	$971.6	$926.3	$1,036.2	$997.2
Operating income (loss)(1)	45.7	29.4	43.0	(0.2)
Earnings (loss) from unconsolidated affiliates, net	(0.1)	(1.5)	0.3	0.6
Net income (loss)	13.2	(4.8)	11.9	(30.7)
Net income (loss) attributable to partners	19.6	(4.4)	2.8	38.4
Net income (loss) per limited partner unit:
Basic	$1.05	$(0.24)	$0.15	$2.06
Diluted	$1.05	$(0.24)	$0.15	$2.06

Crestwood Midstream	Quarter Ended
	March 31	June 30	September 30	December 31
2015
Revenues	$731.5	$641.5	$630.7	$629.1
Operating income (loss)(2)	56.0	(28.0)	(578.7)	(649.7)
Earnings (loss) from unconsolidated affiliates, net	3.4	5.0	2.8	(72.0)
Net income (loss)	29.1	(72.8)	(610.2)	(756.7)
Net income (loss) attributable to partners	14.3	(86.0)	(622.5)	(762.6)
2014
Revenues	$964.9	$923.9	$1,033.8	$994.9
Operating income (loss)(2)	54.7	41.6	54.6	(23.2)
Earnings (loss) from unconsolidated affiliates, net	(0.1)	(1.5)	0.3	0.6
Net income (loss)	25.8	11.0	27.1	(49.2)
Net income (loss) attributable to partners	22.7	6.2	13.5	(61.7)

(1)	Amount includes goodwill, property, plant and equipment and intangible asset impairments of approximately $281.0 million, $610.8 million, $1,332.3 million and $83.3 million during the three months ended June 30, 2015, September 30, 2015, December 31, 2015 and December 31, 2014, respectively. See Note 2 for a further discussion of our impairments recorded during 2015 and 2014. In addition, for 2014, amount includes a gain of approximately $30.6 million on the sale of our interest in Tres Palacios. See Note 6 for a further discussion of our divestiture of Tres Palacios.
(2)	Amount for the three months ended December 31, 2015 includes impairments of our Jackalope and PRBIC equity investments of approximately $51.4 million and $23.4 million, respectively. See Note 2 for a further discussion of these impairments recorded during 2015.
(3)	Amount includes goodwill, property, plant and equipment and intangible asset impairments of approximately $68.6 million, $610.8 million, $694.3 million and $83.3 million during the three months ended June 30, 2015, September 30, 2015, December 31, 2015 and December 31, 2014, respectively. See Note 2 for a further discussion of our impairments recorded during 2015 and 2014.